Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments for
Depreciation and amortization	€ 1,132	€ 1,660	€ 1,455
Share-based payments	76	81	68
Impairment charges	246	102	55
Restructuring charges	454	397	238
Profit from non-current investments	(61)	(50)	(44)
Profit on sale of property, plant and equipment, net	(3)	(15)	(16)
Share of results of associated companies and joint ventures, excluding impairments	(26)
Share of results of associated companies and joint ventures	(22)	(12)	(12)
Financial income and expenses	167	283	232
Income tax expense	3,254	140	64
(Gain)/loss on the sale of businesses		(4)	24
Other operating income and expenses	28	45	29
Total	€ 5,267	€ 2,627	€ 2,093